CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	May 29, 2020	Dec. 31, 2019
Assets:
Cash	$ 172,778	$ 12,342	$ 36,497	$ 56,363	$ 68,900
Income tax receivable	1,530	1,530
Inventories	11,134	11,069		12,867
Ore on leach pads	3,680	10,106		38,041
Prepaids and other, net	1,182	2,342		4,303
Current assets	190,304	37,389		112,000
Plant and equipment, net	57,849	58,484		60,223
Restricted cash	34,293	34,293		39,677
Other assets	600	600		13,483
Assets held for sale	10,308	11,558
Total assets	293,354	142,324	222,902	232,626
Liabilities:
Accounts payable and accrued expenses	7,348	9,430		12,280
Debt, net	2,326	16,666		5,120
Deferred gain on sale of royalty	0	125		124
Other liabilities	5,592	5,044		4,157
Current liabilities	15,266	31,265		21,681
Debt, net	137,377	143,638		142,665
Deferred gain on sale of royalty	29,839	29,714		29,839
Warrant liabilities	5,990	669		15,389
Asset retirement obligation	5,295	5,193		4,785
Other liabilities	301	339		1,650
Total liabilities	194,068	210,818		216,009
Commitments and contingencies
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 400,000,000 shares authorized; 196,803,459 issued and outstanding at March 31, 2022; and 60,433,395 issued and outstanding at December 31, 2021	20	6		6
Additional paid-in capital	730,649	540,823		537,370
Accumulated deficit	(631,383)	(609,323)		(520,759)
Total stockholders' equity (deficit)	99,286	(68,494)	$ 7,551	16,617		$ (439,251)
Total liabilities and stockholders' equity (deficit)	$ 293,354	$ 142,324		$ 232,626